OTHER COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Apr. 20, 2018 EUR (€)	Dec. 31, 2017 USD ($) plant shares	Dec. 31, 2017 EUR (€) plant shares	Mar. 03, 2017 shares	Dec. 31, 2016 USD ($) shares
Tax lease benefits:
Book value of vessels secured against long-term loans (1) | $				$ 2,032,747			$ 2,106,062
Number of tax leases | tax_lease		6
Gross amount received from tax lease benefit (in GBP) | £		£ 41
Number of tax leases terminated | tax_lease	5
Other commitment to pay third party | $				$ 1,000
Number of power plants | plant				2	2
Contractual obligation | €					€ 0.5
Minimum
Tax lease benefits:
Estimate of possible exposure | £	£ 0
Maximum
Tax lease benefits:
Estimate of possible exposure | £	£ 112
Golar Partners
Tax lease benefits:
Number of tax leases remaining | tax_lease	1
Secured Debt | Margin Loan Facility
Tax lease benefits:
Common units, pledged as collateral | shares				20,852,291	20,852,291	20,852,291	20,852,291
Scenario, Forecast
Tax lease benefits:
Contractual obligation | €			€ 15.0